Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 39.09%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		977	$97,965
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,976	95,361
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,649	47,673
Vanguard Short-Term Treasury ETF (a)............................................................................		1,651	95,411
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $340,430)			336,410
		Notional
PURCHASED OPTIONS - 126.94% (b)(c)	Contracts	Amount

CALL OPTIONS - 105.46%
iShares Russell 2000 ETF, Expires 8/10/2023, Strike Price $195.62.................................	51	$841,092	35,935
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $420.01................................	24	857,232	27,610
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $0.44...................................	24	857,232	844,019
PUT OPTIONS - 21.48%			907,564

iShares 20+ Year Treasury Bond ETF, Expires 8/10/2023, Strike Price $111.59...................	85	870,825	105,619
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 8/10/2023, Strike Price
$108.19................................................................................................................	87	891,315	74,700
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $168.44................................	24	857,232	4,534
TOTAL PURCHASED OPTIONS (Cost $1,280,620)			184,853
			1,092,417
Total Investments (Cost $1,621,050) - 166.03%............................................................			1,428,827
Liabilities in Excess of Other Assets - (66.03)%.............................................................			(568,241)
....................................................................................TOTAL NET ASSETS - 100.00%			$860,586

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $336,410.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF..............................	8/10/2023	$211.27	51	$(841,092)	$(18,091)
SPDR S&P 500® Trust ETF............................	8/10/2023	$453.59	24	(857,232)	(11,014)
SPDR S&P 500® Trust ETF............................	8/10/2023	$168.44	24	(857,232)	(467,019)
PUT OPTIONS					(496,124)

iShares 20+ Year Treasury Bond ETF...............	8/10/2023	$117.46	85	(870,825)	(141,279)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	8/10/2023	$113.88	87	(891,315)	(107,782)
SPDR S&P 500® Trust ETF............................	8/10/2023	$378.01	24	(857,232)	(91,156)
TOTAL OPTIONS WRITTEN (Premiums Received $889,292)					(340,217)
					$(836,341)